Directors' and key management remuneration - Key management (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Directors' and key management remuneration
Short-term benefits	£ 19,019	£ 20,350
Post-employment benefits	434	471
Share-based payments	3,558	2,606
Total remuneration	£ 23,011	£ 23,427